Restricted cash (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash [Line Items]
Short-term restricted cash	$ 104	$ 75
Total restricted cash	104	75
Long-term restricted cash	0	0
Danske guarantee agreement
Restricted Cash [Line Items]
Short-term restricted cash	70	70
Cash pledged as collateral
Restricted Cash [Line Items]
Short-term restricted cash	6	0
Tax withholding deposits
Restricted Cash [Line Items]
Short-term restricted cash	5	5
Other
Restricted Cash [Line Items]
Short-term restricted cash	$ 23	$ 0